Digital Currencies	12 Months Ended
Dec. 31, 2023
Digital Currencies [Abstract]
Digital currencies
3.	Digital currencies

The Company’s holdings of digital currencies consist of the following:

	As at	As at	As at
	December 31,	December 31,	December 31,
	2023	2022	2021
Bitcoin	$822,884	$1,842,177	$29,770,994
Ethereum	-	958,480	3,720,992
	$822,884	$2,800,657	$33,491,986

The continuity of digital currencies was as follows:

	Number of Bitcoin	Amount	Number of Ethereum	Amount	Total Amount
Balance, December 31, 2020	154	$4,508,042	-	$-	$4,508,042
Bitcoin mined(2)	519	24,952,344	-	-	24,952,344
Received from sale of property, plant and equipment	24	1,347,977	63	204,318	1,552,295
Received from private placement	1	47,671	-	-	47,671
Acquisition (disposal) of digital currencies	(66)	(3,347,790)	974	3,347,034	(756)
Acquisition of property, plant and equipment	-	-	(36)	(163,942)	(163,942)
Gain on sale of digital currencies	-	235,067	-	55,881	290,948
Revaluation adjustment(1)	-	2,027,683	-	277,701	2,305,384
Balance, December 31, 2021	632	$29,770,994	1,001	$3,720,992	$33,491,986
Bitcoin mined for Digihost(2)	832	24,190,059	-	-	24,190,059
Bitcoin remitted to Northern Data(2)	(380)	(10,836,179)	-	-	(10,836,179)
Received from sale of property and equipment	9	345,658	-	-	345,658
Acquisition of digital currencies(5)	100	3,932,000	-	-	3,932,000
Digital currencies paid for services	(27)	(739,024)	-	-	(739,024)
Digital currencies traded for cash(5)	(640)	(15,747,279)	(200)	(269,001)	(16,016,280)
Digital currencies for loan repayment	(415)	(11,982,320)	-	-	(11,982,320)
Loss on sale of digital currencies	-	(11,574,330)	-	-	(11,574,330)
Revaluation adjustment(1)	-	(5,517,402)	-	(2,493,511)	(8,010,913)
Balance, December 31, 2022	111	1,842,177	801	958,480	2,800,657
Bitcoin mined(2)	640	18,128,241	-	-	18,128,241
Bitcoin received from colocation services(3)	6	185,819	-	-	185,819
Bitcoin received for electricity sales(3)	18	538,197	-	-	538,197
Digital currencies traded for cash(5)	(655)	(18,018,987)	(801)	(1,245,993)	(19,264,980)
Digital currencies paid for services	(20)	(433,492)	-	-	(433,492)
Digital currencies for loan repayment	(30)	(883,622)	-	-	(883,622)
Bitcoin remitted to Northern Data(2)	(51)	(1,204,463)	-	-	(1,204,463)
Gain on sale of digital currencies	-	658,023	-	287,513	945,536
Revaluation adjustment(1)	-	10,991	-	-	10,991
Balance, December 31, 2023(4)	19	$822,884	$-	-	$822,884
(1)	Digital assets held are revalued each reporting period based on the fair market value of the price of Bitcoin and Ethereum on the reporting date. As at December 31, 2023, the prices of Bitcoin and Ethereum were $42,244 (December 31, 2022 - $16,548; December 31, 2021 – $47,117) and $1,674 (December 31, 2022 - $1,197; December 31, 2021 – $3,718), respectively, resulting in total revaluation gain of $(10,991) (loss of $8,010,913 in 2022). In 2022, the Company recorded $3,706,624 of the loss in other comprehensive loss, net of taxes of $1,047,759, and the remaining loss of $3,256,530 was recorded on the statement of comprehensive income (loss).

(2)	During the year ended December 31, 2021, the Company entered into a Miner Lease Agreement and a hosting services agreement with Northern Data NY, LLC, pursuant to which the parties have agreed to split a portion of the mining rewards received and energy costs incurred for the miners put in service pursuant to these agreements. As at December 31, 2023, the Company must remit nil Bitcoin (December 31, 2022 - 19 Bitcoin; December 31, 2021 - 62 Bitcoin) with a value of $nil (December 31, 2022 - $322,099; December 31, 2021 – $2,940,412) which is presented in the current liabilities. The Miner Lease Agreement was terminated on February 15, 2023.

(3)	During the year ended December 31, 2023, the Company entered into a Mining Operations Agreement with Northern Data NY, LLC, and Colocation Services Agreements with both Corner Energy Ltd. and Bit Digital USA, Inc. Pursuant to these agreements, the parties have agreed to split a portion of the energy costs and mining rewards received incurred for the power consumed by the miners put in service at the Company’s respective sites pursuant to these agreements. As at December 31, 2023, the Company is owed $565,680 from these parties related to these agreements (December 31, 2022 - $nil; December 31, 2021 - $nil).

(4)	Digital currencies were measured at fair value using the quoted prices on the Gemini exchange during the year ended December 31, 2023 and CoinMarketCap, a pricing aggregator, during the years ended December 31, 2022 and 2021, respectively. The Company began using Gemini as its principal market during the year ended December 31, 2023. The Company believes any price difference between the principal market and an aggregated price to be immaterial.

(5)	Represents a cash transaction. All others are non-cash transactions.